Regulatory Capital Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Stock Redeemed or Called During Period, Value	$ 10,400	$ 10,300	$ 20,649
Payments for Repurchase of Warrants			2,707
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	764,788		764,788
Leverage ratio: For Capital Adequacy Purposes Amount	35,084		35,084	32,251
Tier I risk-based capital ratio: For Capital Adequacy Purposes Amount	26,400		26,400	24,193
Total risk-based capital ratio: For Capital Adequacy Purposes Amount	52,800		52,800	48,387
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%		4.00%	4.00%
Parent Company Only [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Payments for Repurchase of Warrants			2,707
Leverage Ratio			3.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: For Capital Adequacy Purposes Amount	35,058		35,058	32,225
Tier I risk-based capital ratio: For Capital Adequacy Purposes Amount	26,373		26,373	24,170
Total risk-based capital ratio: For Capital Adequacy Purposes Amount	$ 52,747		$ 52,747	$ 48,339
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%		4.00%	4.00%